Share-based payments - Cash settled, Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Liabilities from share-based payment transactions beginning balance	R 5,275	R 2,887	R 1,628
Share-based payment obligation on acquisition/deconsolidation of subsidiary	3,150	5,275	2,887
Fair value (gain)/loss on obligations	1,589	(2,155)	(860)
Cash settled share-based payments paid	(637)	(272)	(240)
Foreign currency translation	8	7	3
Liabilities from share-based payment transactions end balance	3,150	5,275	2,887
Current portion of cash-settled share-based payment obligations	(432)	(284)	(58)
Non-current portion of cash-settled share-based payment obligations	2,718	4,991	2,829
Keliber
Share-based payments
Liabilities from share-based payment transactions beginning balance	14	0
Share-based payment obligation on acquisition/deconsolidation of subsidiary	31	14	0
Cash-settled share-based payments expense	11	(39)
Liabilities from share-based payment transactions end balance	31	14	0
Bapo Ba Mogale Community Trust
Share-based payments
Liabilities from share-based payment transactions beginning balance	251	0
Share-based payment obligation on acquisition/deconsolidation of subsidiary	0	251	0
Liabilities from share-based payment transactions end balance	0	251	0
Rustenburg operation
Share-based payments
Fair value (gain)/loss on obligations	346	(1,190)	(671)
Marikana
Share-based payments
Fair value (gain)/loss on obligations	1,243	(965)	(189)
Share-Based Payment Arrangements other than BEE transaction
Share-based payments
Liabilities from share-based payment transactions beginning balance	431	260
Share-based payment obligation on acquisition/deconsolidation of subsidiary	269	431	260
Derecognition with deemed disposal of interest in joint operation	(15)	0	0
Cash-settled share-based payments expense	(77)	(233)	(232)
Liabilities from share-based payment transactions end balance	269	431	260
Share-based payment on BEE transaction
Share-based payments
Fair value (gain)/loss on obligations	0	0	(404)
Share-based payment on BEE transaction | Rustenburg operation
Share-based payments
Liabilities from share-based payment transactions beginning balance	3,112	2,067
Share-based payment obligation on acquisition/deconsolidation of subsidiary	2,466	3,112	2,067
Liabilities from share-based payment transactions end balance	2,466	3,112	2,067
Share-based payment on BEE transaction | Marikana
Share-based payments
Liabilities from share-based payment transactions beginning balance	1,732	560
Share-based payment obligation on acquisition/deconsolidation of subsidiary	415	1,732	560
Liabilities from share-based payment transactions end balance	415	1,732	560
Sibanye-Stillwater 2020 to 2023 Share Plans (cash-settled scheme)
Share-based payments
Expense from cash-settled share-based payment transactions	R 88	R 194	R 232